Project advances - Summary of Project Advances Receivable Explanatory (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Project Advances [Abstract]
Project Advances Receivable, Current	$ 12,270	$ 7,577
Project Advances Receivable	$ 12,270	$ 7,577